Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted loss per ordinary share
Accordingly, basic and diluted income per ordinary share is calculated as follows:

	For the Year Ended December 31, 2021	For the period from December 18, 2020 (inception) through December 31, 2020
Class A Ordinary Shares
Numerator: Net loss allocable to Class A ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class B ordinary shares	(232,904)	—

Proportionate share of net loss	$(802,476)	$(7,948)

Denominator: Weighted Average Class A ordinary shares
Basic and diluted weighted average shares outstanding	29,112,329	—

Basic and diluted net loss per share	$(0.03)	$0.00

Class B Ordinary Shares
Numerator: Net loss allocable to Class B ordinary shares
Net loss	$(1,035,380)	$(7,948)
Less: Allocation of net income to Class A ordinary shares	(802,476)	(7,948)

Proportionate share of net loss	$(232,904)	$—
Denominator: Weighted Average Class B ordinary shares
Basic and diluted weighted average shares outstanding	8,449,315	—

Basic and diluted net loss per share	$(0.03)	$—

Summary Of Ordinary Shares Subject To Redemption
As of December 31, 2021, the ordinary shares subject to redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from public issuance	$345,000,000
Less:
Proceeds allocated to public warrants	(15,007,500)
Class A ordinary shares issuance cost	(18,671,929)
Add:
Accretion of carrying value to redemption value	33,679,429
Interest earned on Trust	31,308

Class A ordinary shares subject to redemption	$345,031,308